Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	52 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000243076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Natixis Loomis Sayles Focused Growth ETF
C000220375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Natixis Vaughan Nelson Select ETF
Without Sales Load [Member] | C000243076
Average Annual Return [Line Items]
Average Annual Return, Percent	38.22%	33.82%
Without Sales Load [Member] | C000220375
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%		13.70%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	23.30%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		15.43%
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	30.61%